Leases (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2013 are as follows:

(add 000)	Capital Leases	Operating Leases
2014	$1,525	$73,250
2015	1,806	53,949
2016	1,806	43,586
2017	1,806	34,677
2018	1,806	17,989
Thereafter	3,595	119,932
Total	12,344	$343,383
Less: imputed interest	(2,030)
Present value of minimum lease payments	10,314
Less: current capital lease obligations	(1,089)
Long-term capital lease obligations	$9,225